Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 56,662	€ 46,389
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,607	2,562
- Debt securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	50,817	42,219
- Debt securities | Financial assets at FVOCI | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	15	12
Loans and receivables
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3,238	1,608
Loans and receivables | Financial assets at FVOCI | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 6	€ 7